Income Taxes - Deferred tax asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for loan and lease losses	$ 2,111	$ 1,802
Litigation reserve	220
Intangibles	58	74
Accrued incentive compensation	176
Accrued retirement	432	380
Unrealized loss on available for sale securities	2	118
Deferred rent	142	155
Mortgage repurchase reserve	16	15
Other	78	169
Total	3,235	2,713
Deferred tax liabilities:
Property and equipment	(388)	(524)
Loan servicing rights	(183)
Mortgage pipeline fair-value adjustment	(77)	(80)
Hedge instrument fair-value adjustment	(41)	(16)
Prepaid expenses	(152)	(131)
Deferred loan costs	(279)	(234)
Total	(1,120)	(985)
Total	$ 2,115	$ 1,728
Effective income tax rate (as a percent)	22.40%	22.10%
Investment in low income housing tax credits	$ 1,500
Tax credit recognized	224
Tax credit, amortization	245
Tax benefit from losses	$ 33